Research and Development Expenses and Advertising Expenses - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Research And Development [Line Items]
Research and development expenses	¥ 102,039	¥ 111,294	¥ 108,474
Advertising expenses	¥ 67,128	¥ 69,969	¥ 61,872